UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number   811-09581
                                                    ----------------------

                              UBS Aspen Fund L.L.C.
       ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
       ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Michael Mascis
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
       ------------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-713-2217
                                                           -------------

                   Date of fiscal year end: December 31, 2004
                                           ------------------

                   Date of reporting period: December 31, 2004
                                            ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                             UBS ASPEN FUND, L.L.C.
                              FINANCIAL STATEMENTS
          WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM




                                   YEAR ENDED
                               DECEMBER 31, 2004

                             UBS ASPEN FUND, L.L.C.
                              FINANCIAL STATEMENTS
          WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



                                   YEAR ENDED
                               DECEMBER 31, 2004





                                    Contents




    Report of Independent Registered Public Accounting Firm.................. 1

    Statement of Assets, Liabilities and Members' Capital.................... 2

    Statement of Operations.................................................. 3

    Statements of Changes in Members' Capital................................ 4

    Notes to Financial Statements............................................ 5

    Schedule of Portfolio Investments........................................ 13

[LOGO OMITTED]ERNST & YOUNG

                    [ ] ERNST & YOUNG LLP              [ ] Phone: (212) 773-3000
                        5 Times Square                     www.ey.com
                        New York, New York 10036-6530



             Report of Independent Registered Public Accounting Firm

To the Members and Board of Directors of UBS Aspen Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of UBS Aspen Fund, L.L.C. (the "Fund"), including the schedule of portfolio investments, as of December 31, 2004, and the related statement of operations for the year then ended and the statements of changes in members' capital for each of the two years in the period then ended. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by corresponding with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of UBS Aspen Fund, L.L.C. at December 31, 2004, the results of its operations for the year then ended and the changes in its members' capital for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                               /s/Ernst & Young


New York, New York
February 14, 2005

                                                          UBS ASPEN FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL

----------------------------------------------------------------------------------------------------

                                                                                   DECEMBER 31, 2004

----------------------------------------------------------------------------------------------------
ASSETS

Investments in securities, at value (cost $29,326,570)                               $   35,973,895
Cash and cash equivalents                                                                   600,830
Receivables:
  Due from broker                                                                         3,539,447
  Investments sold, not settled                                                           2,570,152
  Dividends                                                                                  16,099
  Interest                                                                                      805
Other assets                                                                                    183
----------------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                             42,701,411
----------------------------------------------------------------------------------------------------

LIABILITIES

Securities sold, not yet purchased, at value (proceeds of sales $2,956,234)               2,987,682
Payables:
  Withdrawals payable                                                                       285,633
  Margin loan                                                                             2,775,000
  Investments purchased, not settled                                                      2,159,128
  Professional fees                                                                          82,876
  Management fee                                                                             33,854
  Administration fee                                                                          6,021
  Other                                                                                      51,729
----------------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                         8,381,923
----------------------------------------------------------------------------------------------------

NET ASSETS                                                                           $   34,319,488
----------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                                            $   27,703,611
Accumulated net unrealized appreciation on investments                                    6,615,877
----------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                                     $   34,319,488
----------------------------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.     2

                                                          UBS ASPEN FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS

-----------------------------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31, 2004

-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME

  Dividends (less foreign withholding taxes of $722)                                   $     234,412
  Interest                                                                                    50,293
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TOTAL INVESTMENT INCOME                                                                      284,705
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EXPENSES

  Management fee                                                                             428,791
  Professional fees                                                                          104,616
  Dividends                                                                                   99,346
  Custody fee                                                                                 97,115
  Interest                                                                                    33,580
  Administration fee                                                                          31,129
  Miscellaneous                                                                               59,442
-----------------------------------------------------------------------------------------------------

TOTAL EXPENSES                                                                               854,019
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NET INVESTMENT LOSS                                                                         (569,314)
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REALIZED AND UNREALIZED GAIN (LOSS)
      FROM INVESTMENTS

Net realized loss from investments                                                          (540,423)
Change in net unrealized appreciation/depreciation from investments                        5,642,113
-----------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS                                          5,101,690
-----------------------------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL
      DERIVED FROM OPERATIONS                                                          $   4,532,376
-----------------------------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.     3

                                                         UBS ASPEN FUND, L.L.C.
                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
                                          YEARS ENDED DECEMBER 31, 2004 AND 2003

-----------------------------------------------------------------------------------------------------------------------------


                                                                      MANAGER              MEMBERS               TOTAL
-----------------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2003                               $   385,461         $   29,793,654        $    30,179,115

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                                  (2,229)              (582,451)              (584,680)
  Net realized loss from investments                                  (78,309)            (5,908,515)            (5,986,824)
  Change in net unrealized
         appreciation/depreciation from investments                   267,041             19,278,586             19,545,627
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                      186,503             12,787,620             12,974,123
-----------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                      -                323,500                323,500
  Members' withdrawals                                                      -             (4,875,181)            (4,875,181)
  Offering costs                                                          (15)                (1,136)                (1,151)
-----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL DERIVED
         FROM CAPITAL TRANSACTIONS                                        (15)            (4,552,817)            (4,552,832)
-----------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT December 31, 2003                             $   571,949         $   38,028,457        $    38,600,406
-----------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                                  (4,939)              (564,375)              (569,314)
  Net realized loss from investments                                  (10,616)              (529,807)              (540,423)
  Change in net unrealized
         appreciation/depreciation from investments                   109,164              5,532,949              5,642,113
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                       93,609              4,438,767              4,532,376
-----------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                      -                 74,500                 74,500
  Members' withdrawals                                                      -             (8,887,794)            (8,887,794)
-----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL DERIVED
         FROM CAPITAL TRANSACTIONS                                          -             (8,813,294)            (8,813,294)
-----------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2004                             $   665,558         $   33,653,930        $    34,319,488
-----------------------------------------------------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.     4

                                                          UBS ASPEN FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2004

--------------------------------------------------------------------------------

    1.  ORGANIZATION

        UBS Aspen Fund, L.L.C. (the "Fund"), was organized as a limited liability company under the laws of Delaware on August 27, 1999. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund pursues its investment objective by investing principally in publicly traded common stocks and other equity securities of U.S companies. The Fund also may invest in equity securities of foreign issuers and in bonds and other fixed-income securities of U.S. and foreign issuers. The Fund commenced operations on November 21, 1999.

        The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Aspen Management, L.L.C. (the "Manager"), a Delaware limited liability company, to provide investment advice to the Fund.

        The Manager is a joint venture between UBS Fund Advisor, L.L.C. ("UBSFA"), and Mark Advisors, L.L.C. ("MALLC"). UBSFA is the managing member of the Manager and is an indirect, wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by MALLC manage the Fund's investment portfolio on behalf of the Manager under the oversight of UBSFA's personnel. MALLC is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

        Initial and additional applications for interests by eligible Members may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests.

        The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year. A Member's interest in the Fund, or a portion thereof, can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion. Such transfers may be made even if the balance of the capital account to such transferee is equal to or less than the transferor's initial capital contribution.

    2.  SIGNIFICANT ACCOUNTING POLICIES

        a.  PORTFOLIO VALUATION

        Net asset value of the Fund is determined by or at the direction of the Manager as of the close of

                                                          UBS ASPEN FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2004

--------------------------------------------------------------------------------

    2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

        a.  PORTFOLIO VALUATION (CONTINUED)

        business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

        Domestic exchange traded securities and securities included in the NASDAQ National Market System are valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold, not yet purchased, as reported by such exchanges. Securities traded on a foreign securities exchange are valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities sold, not yet purchased, as reported by such exchange. Listed options are valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other marketable securities for which market quotations are readily available are valued at their bid prices, or ask prices in the case of securities sold, not yet purchased, as obtained from one or more dealers making markets for such securities.

        If market quotations are not readily available, the securities and options described above are valued at fair value as determined in good faith by, or under the supervision of, the Directors. The Fund holds no such securities at December 31, 2004.

        Debt securities are valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units. Debt securities purchased with remaining maturities of 60 days or less, absent unusual circumstances, are valued at amortized cost, so long as such valuation is determined by the Directors to represent fair value.

        All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

        On occasion, the values of such foreign securities and exchange rates may be affected by significant events occurring between the time when determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such significant events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities are valued at fair value as determined in good faith by, or under the supervision of, the Directors.

        Foreign-denominated   assets  may  involve  more  risks  than   domestic
        transactions, including political, economic, and regulatory risk. Risks may also arise from the potential inability of a counterparty to

                                                          UBS ASPEN FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2004

--------------------------------------------------------------------------------

    2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

        a.  PORTFOLIO VALUATION (CONTINUED)

        meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

        b.  SECURITIES TRANSACTIONS AND INCOME RECOGNITION

        Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis net of foreign withholding taxes and reclaims, if applicable. Interest income and expense are recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted to interest expense/income using the interest method. Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. The Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from investments. Net realized exchange gain or loss from foreign currency transactions represent net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income recorded on the Fund's accounting records and the U. S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gain or loss arises from changes in value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

        c.  FUND COSTS

        The Fund bears all expenses incurred in the business of the Fund, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; certain organization costs; and expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

        d.  INCOME TAXES

        No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

        The Fund has reclassified $569,314 and $540,423 from accumulated net investment loss and accumulated net realized loss from investments and foreign currency transactions, respectively, to net capital contributions during the year ended December 31, 2004. The reclassification was to reflect, as an adjustment to net contributions, the amount of taxable income or loss that have been allocated to the Fund's Members and had no effect on net assets.

                                                          UBS ASPEN FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2004

--------------------------------------------------------------------------------

    2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

        e.  CASH AND CASH EQUIVALENTS

        Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

        f.  USE OF ESTIMATES

        The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

    3.  RELATED PARTY TRANSACTIONS

        UBSFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund will pay UBSFA a monthly management fee (the "Fee") at an annual rate of 1.25% of the Fund's net assets, excluding assets attributable to the Manager's capital account. The Fee is paid to UBSFA out of the Fund's assets and debited against the Members' capital accounts, excluding the Manager's capital account. A portion of the Fee is paid by UBSFA to MALLC.

        UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

        The Fund may execute portfolio transactions through UBS FSI and its affiliates. During the year ended December 31, 2004, UBS FSI and its affiliates earned $17,495 in brokerage commissions from portfolio transactions executed on behalf of the Fund.

        The net increase (or decrease) in Members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the Fee which is similarly allocated to all Members other than the Manager as described above. At the end of the twelve month period following the admission of a Member to the Fund, upon a Member's withdrawal from the Fund and generally at the end of each fiscal year thereafter, the Manager is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits (defined as Net Increase in Members Capital Derived From Operations), if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. There was no Allocation

                                                          UBS ASPEN FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2004

--------------------------------------------------------------------------------

    3.  RELATED PARTY TRANSACTIONS (CONTINUED)

        recorded in the financial statements for the years ended December 31, 2004 or December 31, 2003. For members which were not in the Fund for twelve months as of December 31, 2004, an Incentive Allocation period has not occurred and therefore no amount has been recorded in the financial statements with respect to such Members.

        Each Director who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed by the Fund related to Directors for the year ended December 31, 2004 were $20,750.

        As described in the private placement memorandum, certain brokerage arrangements provide that MALLC receives soft dollar credits related to brokerage commissions paid by the Fund. Such credits can be used by MALLC for research and related services that would then be paid for or provided by the broker. The research services obtained by MALLC through the use of soft dollar credits can be for the benefit of the Fund or other accounts managed by MALLC.

    4.  ADMINISTRATION AND CUSTODIAN FEES

        PFPC Trust Company (an affiliate of PNC Bank, NA) serves as the primary custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund. PFPC Trust Company entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

        PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and
        (ii) the aggregate net assets of the Fund and certain other investment funds sponsored by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PFPC Inc.

    5.  SECURITIES TRANSACTIONS

        Aggregate purchases and proceeds from sales of investment securities for the year ended December 31, 2004, amounted to $402,503,421 and $412,579,174, respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $341,160,517 and $341,429,669, respectively, and purchases and sales of options amounting to $7,152,561 and $6,530,994, respectively. Net realized loss resulting from short positions was $949,461 for the year ended December 31, 2004.

        At December 31, 2004, the tax basis of investments was $33,391,048 resulting in accumulated net unrealized appreciation on investments of $6,615,877 which consists of $5,923,678 gross unrealized appreciation and $4,259,704 gross unrealized depreciation. The difference between the book and tax basis of investments is primarily attributable to wash sales and unsettled short transactions.

                                                          UBS ASPEN FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2004

--------------------------------------------------------------------------------

    6.  SHORT-TERM BORROWINGS

        The Fund has the ability to trade on margin and, in that connection, may borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. For the year ended December 31, 2004, the Fund's average interest rate paid on borrowings was 0.89% per annum and the average borrowings outstanding were $3,762,106. The Fund had borrowings outstanding at December 31, 2004 of $2,775,000.

    7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

        In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contain varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

        Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. The cash due from broker (Morgan Stanley & Co.,
        Incorporated)   is  primarily   related  to  securities  sold,  not  yet
        purchased; its use is therefore restricted until the securities are purchased. During the year ended December 31, 2004, the Fund did not trade any forward or futures contracts.

    8.  CONTINGENCIES

        In the ordinary course of business, the Fund, the Directors, UBS FSI, the Manager and its members are subject to disputes, proceedings, lawsuits and other claims including proceedings related to securities laws and other matters.

        On February 5, 2003, the United States District Court for the Southern District of Florida dismissed an action against the Fund, the Directors, UBS FSI, the Manager and its members purporting to be brought on behalf of purchasers of Interests of the Fund alleging breach of contract and breach of fiduciary duty. The court dismissed the action without prejudice, allowing plaintiffs the opportunity to file a second amended complaint. Plaintiffs filed a second amended complaint against UBS FSI, the Manager and its members (collectively the "Group") in U.S. District Court for the Southern District of Florida. Members of the Group again moved to dismiss the second amended complaint. That motion was denied, without prejudice. The Group moved for summary judgment dismissing the complaint. In

                                                          UBS ASPEN FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2004

--------------------------------------------------------------------------------

    8.  CONTINGENCIES (CONTINUED)

        addition, Plaintiffs filed a motion for class action certification. The Group filed its opposition to Plaintiff's motion for class action certification. Oral argument on the summary judgment motion and the class action certification took place January 30, 2004. On March 30, 2004, the United States District Court for the Southern District of Florida granted summary judgement in favor of all defendants and dismissed an action against the Group. On June 2, 2004, the United States Court of Appeals denied the Plaintiff's request for leave to file an interlocutory appeal. On July 6, 2004, Plaintiffs moved for leave to file a third amended complaint, which does not assert class actions allegations, which motion was granted on July 9, 2004. Complainants thereafter filed a third amended complaint which stated only individual claims and deleted the class claims stated in the second amended complaint. Certain members of the Group successfully moved to compel arbitration of these claims, and Complainants agreed to proceed in arbitration against these members. Accordingly, in October 2004, several individuals filed an NASD arbitration action seeking to recover Aspen losses. We successfully moved to sever certain of these claims and consolidate others with another previously-filed NASD action. The claims against the remaining members of the Group were dismissed without prejudice by the U.S. District Court for the Southern District of Florida.

        The Group intends to defend the action vigorously. One or more of the named defendants in the action may be entitled to indemnification from the Fund in connection with this action. Management believes the resolution of this matter will not result in a material adverse effect on the Fund's financial position.

    9.  INDEMNIFICATION

        In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warrants. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels that the likelihood of such an event is remote.

    10. FINANCIAL HIGHLIGHTS

        The following represents the ratios to average net assets and other supplemental information for the years indicated:

                                                             YEARS ENDED DECEMBER 31,
                                         2004           2003           2002           2001           2000
                                         ----           ----           ----           ----           ----
         Ratio of net investment
         loss average net assets***     (1.60)%        (1.68)%        (1.44)%        (1.07)%         (1.18)%

         Ratio of total expenses to
         average net assets***           2.40%          2.01%          2.00%          1.59%           1.77%

         Portfolio turnover rate        147.31%        96.10%         105.15%        63.30%          92.75%

         Total return pre incentive
         allocation*                    15.50%         46.39%        (34.73)%       (25.97)%        (44.03)%

         Total return post
         incentive allocation**         12.40%         37.11%        (34.73)%       (25.97)%        (44.03)%

         Average debt ratio***          10.59%          2.54%          1.47%          0.11%           0.32%
         Net asset value at end of
         period                       $34,319,488    $38,600,406    $30,179,115    $73,329,008    $127,993,864

                                                                              11

                                                          UBS ASPEN FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2004

--------------------------------------------------------------------------------

    10. FINANCIAL HIGHLIGHTS (CONTINUED)

    * Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, and does not reflect the deduction of placement fees, if any incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.
    ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized. No Incentive Allocation has been paid for the years ended December 31, 2003 and 2004. An individual member's ratios and return may vary from the above based on incentive allocation, if applicable and the timing of capital transactions.
    *** The average net assets used in the above ratios are calculated by adding any withdrawals payable effective at the end of a period to the net assets for such period.

                                                          UBS ASPEN FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2004

            SHARES                                                                                             MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------
                    INVESTMENTS IN SECURITIES (United States unless otherwise noted) (104.82%)
                    --------------------------------------------------------------------------
                    COMMON STOCK (103.78%)
                    ----------------------
                    ADVERTISING SERVICES (0.53%)
            2,640   Getty Images, Inc. *                                                              $           181,764
                                                                                                      ---------------------
                    APPAREL MANUFACTURERS (1.02%)
            6,206   Coach, Inc. *                                                                                 350,018
                                                                                                      ---------------------
                    APPLICATIONS SOFTWARE (2.74%)
           35,016   Microsoft Corp. (a)                                                                           935,628
            1,332   The SCO Group, Inc. *                                                                           5,634
                                                                                                      ---------------------
                                                                                                                  941,262
                                                                                                      ---------------------
                    BROADCAST SERVICES/PROGRAMMING (6.04%)
              333   Fox Entertainment Group, Inc., Class A *                                                       10,410
          187,892   Liberty Media Corp., Class A *, (a)                                                         2,063,054
                                                                                                      ---------------------
                                                                                                                2,073,464
                                                                                                      ---------------------
                    CABLE TELEVISION (6.01%)
            7,483   Comcast Corp., Class A *                                                                      249,034
            7,483   Comcast Corp., Special Class A *                                                              245,742
           41,310   DIRECTV Group, Inc. *, (a)                                                                    691,529
           18,946   Liberty Media International, Inc., Class A *, (a)                                             875,874
                                                                                                      ---------------------
                                                                                                                2,062,179
                                                                                                      ---------------------
                    CASINO HOTELS (10.05%)
           21,728   Las Vegas Sands Corp. *                                                                     1,042,944
           18,044   MGM MIRAGE *, (a)                                                                           1,312,521
           16,321   Wynn Resorts, Ltd. *, (a)                                                                   1,092,201
                                                                                                      ---------------------
                                                                                                                3,447,666
                                                                                                      ---------------------
                    CASINO SERVICES (3.02%)
           30,145   International Game Technology                                                               1,036,385
                                                                                                      ---------------------
                    DATA PROCESSING/MANAGEMENT (1.01%)
            8,175   First Data Corp. (a)                                                                          347,765
                                                                                                      ---------------------
                    E-COMMERCE/PRODUCTS (0.91%)
           10,041   Blue Nile, Inc. *                                                                             277,332
            2,320   Stamps.Com, Inc. *                                                                             36,749
                                                                                                      ---------------------
                                                                                                                  314,081
                                                                                                      ---------------------
                    E-COMMERCE/SERVICES (8.43%)
           10,151   eBay, Inc. *                                                                                1,180,967
           17,351   HomeStore, Inc. *                                                                              52,573
           50,785   InterActiveCorp *, (a)                                                                      1,402,682
           27,474   Napster, Inc. *                                                                               257,157
                                                                                                      ---------------------
                                                                                                                2,893,379
                                                                                                      ---------------------


     The preceding notes are an integral part of these financial statements.
                                                                              13

                                                          UBS ASPEN FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2004


            SHARES                                                                                             MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    ENGINEERING/R&D SERVICES (0.31%)
            5,773   McDermott International, Inc. *                                                   $           105,992
                                                                                                      ---------------------
                    ENTERPRISE SOFTWARE/SERVICES (2.37%)
           59,169   Oracle Corp. *                                                                                811,799
                                                                                                      ---------------------
                    ENTERTAINMENT SOFTWARE (4.34%)
           22,634   Activision, Inc. *                                                                            456,754
           16,752   Electronic Arts, Inc. *                                                                     1,033,263
                                                                                                      ---------------------
                                                                                                                1,490,017
                                                                                                      ---------------------
                    FINANCE - INVESTMENT BANKER/BROKER (0.99%)
           28,487   The Charles Schwab Corp.                                                                      340,705
                                                                                                      ---------------------
                    HOTELS & MOTELS (1.28%)
           19,392   Hilton Hotels Corp.                                                                           440,974
                                                                                                      ---------------------
                    INTERNET SECURITY (4.16%)
           42,512   Verisign, Inc. *, (a)                                                                       1,428,403
                                                                                                      ---------------------
                    MACHINERY - CONSTRUCTION & MINING (1.22%)
            4,286   Caterpillar, Inc.                                                                             417,928
                                                                                                      ---------------------
                    MACHINERY - FARM (1.18%)
            5,458   Deere & Co.                                                                                   406,075
                                                                                                      ---------------------
                    MEDICAL - BIOMEDICAL/GENETICS (1.41%)
            8,918   Genentech, Inc. *                                                                             485,496
                                                                                                      ---------------------
                    MULTIMEDIA (9.98%)
           39,616   News Corp., Inc. Class B (a)                                                                  760,627
           45,253   News Corp., Inc., Class A                                                                     844,421
           25,880   The Walt Disney Co.                                                                           719,464
           56,535   Time Warner, Inc. *, (a)                                                                    1,099,606
                                                                                                      ---------------------
                                                                                                                3,424,118
                                                                                                      ---------------------
                    MUSIC (0.96%)
           64,799   EMI Group plc - (United Kingdom) **                                                           329,680
                                                                                                      ---------------------
                    NETWORKING PRODUCTS (3.60%)
           42,987   Cisco Systems, Inc. *                                                                         830,509
           14,890   Juniper Networks, Inc. *                                                                      404,859
                                                                                                      ---------------------
                                                                                                                1,235,368
                                                                                                      ---------------------
                    PHARMACY SERVICES (1.88%)
           16,336   Caremark Rx, Inc. *, (a)                                                                      644,128
                                                                                                      ---------------------
                    REITS - HOTEL (1.73%)
           34,261   Host Marriott Corp.                                                                           592,715
                                                                                                      ---------------------
                    REITS - REGIONAL MALLS (2.04%)
           14,723   General Growth Properties, Inc.                                                               532,384


     The preceding notes are an integral part of these financial statements.
                                                                              14

                                                          UBS ASPEN FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2004


            SHARES                                                                                             MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    REITS - REGIONAL MALLS (CONTINUED)
            2,668   The Macerich Company                                                              $           167,550
                                                                                                      ---------------------
                                                                                                                  699,934
                                                                                                      ---------------------
                    RETAIL - BEDDING (1.27%)
           10,913   Bed Bath & Beyond Inc. *                                                                      434,665
                                                                                                      ---------------------
                    RETAIL -  BUILDING PRODUCTS (1.39%)
           11,148   The Home Depot, Inc.                                                                          476,466
                                                                                                      ---------------------
                    RETAIL - MAJOR DEPARTMENT STORES (0.74%)
            5,012   Sears Roebuck & Co.                                                                           255,762
                                                                                                      ---------------------
                    RETAIL - RESTAURANTS (3.21%)
           21,798   McDonald's Corp. (a)                                                                          698,844
            6,477   Starbucks Corp. *                                                                             403,906
                                                                                                      ---------------------
                                                                                                                1,102,750
                                                                                                      ---------------------
                    TELECOMMUNICATIONS EQUIPMENT FIBER OPTICS (1.85%)
           53,932   Corning, Inc. *                                                                               634,780
                                                                                                      ---------------------
                    TELEPHONE - INTEGRATED (0.38%)
            5,200   Sprint Corp. - FON Group                                                                      129,220
                                                                                                      ---------------------
                    THERAPEUTICS (0.02%)
              668   Nuvelo, Inc. *                                                                                  6,580
                                                                                                      ---------------------
                    WEB PORTALS/ISP (11.43%)
            6,417   Google, Inc. *                                                                              1,237,134
           71,252   Yahoo!, Inc. *, (a)                                                                         2,684,775
                                                                                                      ---------------------
                                                                                                                3,921,909
                                                                                                      ---------------------
                    WIRELESS EQUIPMENT (6.28%)
           27,846   Motorola, Inc.                                                                                478,951
           39,507   QUALCOMM, Inc. (a)                                                                          1,675,097
                                                                                                      ---------------------
                                                                                                                2,154,048
                                                                                                      ---------------------
                    TOTAL COMMON STOCK (Cost $28,958,502)                                                      35,617,475
                                                                                                      ---------------------

           NUMBER OF
           CONTRACTS
--------------------
                    CALL OPTIONS (0.84%)
                    --------------------
                    APPAREL MANUFACTURERS (0.13%)
               70   Coach, Inc., 1/22/05, $50 *                                                                    44,800
                                                                                                      ---------------------
                    CASINO HOTELS (0.12%)
               35   Wynn Resorts, Limited, 1/22/05, $55 *                                                          41,650
                                                                                                      ---------------------
                    MACHINERY - CONSTRUCTION & MINING (0.18%)
               35   Caterpillar, Inc., 1/22/05, $80 *                                                              60,900
                                                                                                      ---------------------
                    MACHINERY - FARM (0.07%)
               18   Deere & Co., 1/22/05, $60 *                                                                    25,740
                                                                                                      ---------------------


     The preceding notes are an integral part of these financial statements.
                                                                              15

                                                          UBS ASPEN FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2004


         NUMBER OF
         CONTRACTS                                                                                             MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    CALL OPTIONS (CONTINUED)
                    ------------------------
                    MEDICAL INSTRUMENTS (0.06%)
               17   Guidant Corp., 1/22/05, $60 *                                                     $            20,060
                                                                                                      ---------------------
                    MULTIMEDIA (0.02%)
               70   Time Warner, Inc., 4/16/05, $20 *                                                               5,600
                                                                                                      ---------------------
                    RETAIL - MAJOR DEPARTMENT STORES (0.21%)
              105   Sears, Roebuck and Co., 1/22/05, $45 *                                                         68,250
               18   Sears, Roebuck and Co., 1/22/05, $50 *                                                          2,340
                                                                                                      ---------------------
                                                                                                                   70,590
                                                                                                      ---------------------
                    TELEPHONE - INTEGRATED (0.05%)
               35   Sprint Corp., 1/22/05, $20 *                                                                   17,850
                                                                                                      ---------------------
                    TOTAL CALL OPTIONS (Cost $277,919)                                                            287,190
                                                                                                      ---------------------
                    PUT OPTIONS (0.20%)
                    -------------------
                    FINANCE - MORTGAGE LOAN/BANKER (0.12%)
              105   Fannie Mae, 1/22/05, $75                                                                       40,950
                                                                                                      ---------------------
                    RETAIL - DISCOUNT (0.06%)
               28   Kmart Holding Corp., 1/22/05, $105 *                                                           19,880
                                                                                                      ---------------------
                    RETAIL - REGIONAL DEPARTMENT STORES (0.02%)
               35   Kohl's Corp., 1/22/05, $50 *                                                                    7,000
                                                                                                      ---------------------
                    WIRELESS EQUIPMENT (0.00%)
               35   QUALCOMM, Inc., 1/22/05, $40 *                                                                  1,400
                                                                                                      ---------------------
                    TOTAL PUT OPTIONS (Cost $90,149)                                                               69,230
                                                                                                      ---------------------
                    INVESTMENTS IN SECURITIES (Cost $29,326,570)                                               35,973,895
                                                                                                      ---------------------

           SHARES
--------------------
                    UNITED STATES OF AMERICA
                    ------------------------
                    SECURITIES SOLD, NOT YET PURCHASED ((8.71)%)
                    --------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED ((8.71)%)
                    ----------------------------------------------
                    FINANCE - MORTGAGE LOAN/BANKER ((0.39)%)
           (1,856)  Fannie Mae *                                                                                 (132,166)
                                                                                                      ---------------------
                    RETAIL - DISCOUNT ((1.87)%)
           (6,480)  Kmart Holding Corp. *                                                                        (641,196)
                                                                                                      ---------------------
                    RETAIL - REGIONAL DEPARTMENT STORES ((1.26)%)
           (8,800)  Kohl's Corp. *                                                                               (432,696)
                                                                                                      ---------------------
                    STOCK INDEX ((5.19)%)
          (14,740)  Standard & Poor's Depositary Receipts *                                                    (1,781,624)
                                                                                                      ---------------------
                    TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (PROCEEDS $(2,956,234))                         (2,987,682)
                                                                                                      ---------------------


     The preceding notes are an integral part of these financial statements.
                                                                              16

                                                          UBS ASPEN FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2004


                    SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $(2,956,234))                                 (2,987,682)
                                                                                                      ---------------------
         TOTAL INVESTMENTS IN SECURITIES AND SECURITIES SOLD, NOT YET PURCHASED -- 96.11%                      32,986,213
                                                                                                      ---------------------
         OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 3.89%                                                   1,333,275
                                                                                                      ---------------------
         TOTAL NET ASSETS -- 100.00%                                                                  $        34,319,488
                                                                                                      =====================

*   NON-INCOME PRODUCING SECURITY
**  FOREIGN
(A) PARTIALLY OR WHOLLY HELD ($12,520,921 TOTAL MARKET VALUE) IN A PLEDGED ACCOUNT BY THE CUSTODIAN AS COLLATERAL FOR SECURITIES SOLD, NOT YET PURCHASED, OPTIONS AND MARGIN LOAN.

                                                    DECEMBER 31, 2004
INVESTMENT IN SECURITIES - BY INDUSTRY          PERCENTAGE OF  NET ASSETS (%)
--------------------------------------          -----------------------------
ADVERTISING SERVICES                                        0.53
APPAREL MANUFACTURERS                                       1.15
APPLICATIONS SOFTWARE                                       2.74
BROADCAST SERVICES                                          6.04
CABLE TELEVISION                                            6.01
CASINOS                                                    13.19
DATA PROCESSING                                             1.01
E-COMMERCE                                                  9.34
ENGINEERING                                                 0.31
ENTERPRISE SOFTWARE                                         2.37
ENTERTAINMENT SOFTWARE                                      4.34
FINANCE                                                     0.72
HOTELS & MOTELS                                             1.28
INTERNET SECURITY                                           4.16
MACHINERY                                                   2.65
MEDICAL                                                     1.47
MULTIMEDIA                                                 10.00
MUSIC                                                       0.96
NETWORKING PRODUCTS                                         3.60
PHARMACY SERVICES                                           1.88
REITS                                                       3.77
RETAIL                                                      3.77
STOCK INDEX                                                (5.19)
TELECOMMUNICATIONS EQUIPMENT                                1.85
TELEPHONE                                                   0.43
THERAPEUTICS                                                0.02
WEB PORTALS                                                11.43
WIRELESS EQUIPMENT                                          6.28


     The preceding notes are an integral part of these financial statements.
                                                                              17

                       THIS PAGE INTENTIONALLY LEFT BLANK.

DIRECTORS AND OFFICERS (Unaudited)
Information pertaining to the Directors and officers of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling UBS Financial Service Inc.'s, Alternative Investment Group at 800-580-2359.

---------------------------------------------------------------------------------------------------------------------------
                                                                                    NUMBER OF
                                                                                   PORTFOLIOS
                                                                                     IN FUND
                                                                                     COMPLEX       OTHER TRUSTEESHIPS/
                                TERM OF OFFICE                                      OVERSEEN         DIRECTORSHIPS
NAME, AGE, ADDRESS AND          AND LENGTH OF        PRINCIPAL OCCUPATION(S)           BY           HELD BY DIRECTOR
POSITION(S) WITH FUND            TIME SERVED 1         DURING PAST 5 YEARS          DIRECTOR 2    OUTSIDE FUND COMPANY
---------------------------------------------------------------------------------------------------------------------------
                                             DISINTERESTED DIRECTORS
---------------------------------------------------------------------------------------------------------------------------
Meyer Feldberg, (62)                Term -       Dean and Professor of Mgmt of         48             Director of:
UBS Financial Services Inc.       Indefinite     Graduate School of Business,                       Primedia, Inc.,
1285 Avenue of the Americas      Length-since    Columbia University                              Federated Department
New York, NY 10019                Inception                                                          Stores, Inc.,
Director                                                                                          Revlon, Inc., Select
                                                                                                   Medical, Inc. and
                                                                                                      SAPPI, Ltd.
---------------------------------------------------------------------------------------------------------------------------
George W. Gowen, (75)               Term -       Law partner for Dunnington,           14                 None
UBS Financial Services Inc.       Indefinite     Bartholow & Miller
1285 Avenue of the Americas      Length-since
New York, NY 10019                Inception
Director
---------------------------------------------------------------------------------------------------------------------------
Stephen H. Penman,  (58)            Term -       Professor of Financial                14                 None
UBS Financial Services Inc.       Indefinite     Accounting of Graduate School
1285 Avenue of the Americas      Length-since    of Business, Columbia University
New York, NY 10019                 July 2004
Director
---------------------------------------------------------------------------------------------------------------------------
                                         OFFICER(S) WHO ARE NOT DIRECTORS
---------------------------------------------------------------------------------------------------------------------------
Michael Mascis, (37)           Term-Indefinite   Senior Vice President / CFO of        N/A                N/A
UBS Financial Services Inc.     Length- since    UBS Financial Services Inc.
1285 Avenue of the Americas       July 2002      Alternative Investment Group,
New York, NY 10019                               since July 2002.
Principal Accounting Officer                     Prior to July 2002, Partner
and Secretary                                    Arthur Andersen LLP
---------------------------------------------------------------------------------------------------------------------------

1 For Directors, their terms are for the duration of the term of the Fund, unless his status as a Director shall be sooner terminated by death, adjudicated incompetent, voluntarily withdraw, physically unable to perform duties, removed either by vote or written consent of at least two-thirds of the Directors or vote or written consent of Members holding not less than two-thirds of the total number of votes eligible to be cast by all Members.

2 Of the 48 funds/portfolios in the complex, 34 are advised by an affiliate of UBS Financial Services, Inc., and 14 comprise UBS Financial Services Inc.'s, Alternative Investment Group of Funds.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed or copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available with out charge upon request by calling the Alternative Investment Group at 800-580-2329.


ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. The code of ethics may be obtained without charge by calling 800-486-2608.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics.


     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board had determined that Professor Stephen Penman, a member of the audit committee of the Board, the audit committee financial expert and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $30,000 for 2003 and $33,000 for 2004. Such audit fees include fees associated with the annual audits and fees for providing a report in connection with the registrant's report on Form N-SAR.

Audit-Related Fees
------------------

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $4,500 for 2003 and $4,500 for 2004. Audit-related fees principally include fees associated with reviewing and providing comments on semi-annual reports.

Tax Fees
--------

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $29,000 for 2003 and $31,000 for 2004. Tax fees include fees for tax compliance services and assisting management in the preparation of tax estimates.

All Other Fees
--------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item, are $2,000 for 2003 and $1,000 for 2004. Fees for all other services include fees for administrative services associated with preparing the K-1's for mailing. There were no fees billed in the last two fiscal years for services rendered by the principal accountant to the registrant's investment adviser (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant ("Service Affiliates") which were required to be pre-approved by the audit committee.

     (e)(1) The registrant's audit committee pre-approves the principal accountant's engagements for audit and non-audit services to the registrant, and certain non-audit services to service Affiliates that are required to be pre-approved, on a case-by-case basis. Pre-approval considerations include whether the proposed services are compatible with maintaining the principal accountant's independence.

     (e)(2)   There were no services described in each of paragraphs (b) through
              (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, because such services were pre-approved.

     (f)  Not applicable.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to Service Affiliates for each of the last two fiscal years of the registrant was $1.2 million for 2003 and $1.5 million for 2004.

     (h) The registrant's audit committee of the board of directors HAS considered whether the provision of non-audit services that were rendered to Service Affiliates that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

POLICIES

  INTRODUCTION. Mark Asset Management Corporation and its affiliates (collectively referred to as "MAMC") recognize the principle that one of the privileges of owning securities in a company is the right to vote in the election of the company's directors and on matters affecting certain important aspects of the company's structure and operations. As an investment adviser, MAMC owes all of its clients, which include, among others, institutional and private clients and the investment companies for which it provides investment advice (collectively referred to as the "Clients"), a fiduciary responsibility to vote Client securities in a manner that is in the best interests of the Clients. MAMC also recognizes that, in some instances, its actions in connection with the voting of these securities may appear to others to present actual or perceived conflicts of interest for MAMC. For these reasons, MAMC has determined to adopt these Proxy Voting Policies and Procedures ("Policies and Procedures") to establish formal policies and procedures for performing and documenting its fiduciary duties with regard to the voting of Client proxies.

  GENERAL. MAMC believes that voting decisions on proxy issues should be made in light of the anticipated impact of the issues on the desirability of investing in the portfolio company from the vantage point of the particular Client. Consistent with this view, MAMC intends to, where practical and possible to do so, vote Client proxies solely in a manner that it believes serves the best interests of its Clients and is consistent with its fiduciary responsibilities. Practicalities involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

PROCEDURES

  DELEGATION. MAMC has determined that it is in the best interests of its Clients to delegate, and, as a result, has delegated, to Institutional Shareholder Services ("ISS") MAMC's discretionary authority to exercise voting rights with respect to the securities in which Clients have invested and for which MAMC has been provided discretionary authority to exercise voting rights. MAMC views ISS as an expert in the proxy voting and corporate governance area. ISS has informed MAMC that ISS will conduct in-depth research and analysis with respect to the proxies associated with Client securities and, based upon such research and analysis, make recommendations that ISS believes are in the best interests of the companies and their shareholders, including the Clients. ISS has provided MAMC with general guidelines that ISS will use in connection with its consideration of Client proxies. These general guidelines, which are attached as an Exhibit to these Policies and Procedures, discuss briefly ISS' methodology for considering and voting various matters that may be presented to shareholders for consideration and vote. ISS will document both its recommendations and the basis for its recommendations.

  Unless directed not to do so, ISS will automatically vote proxies concerning Client securities in a manner that is consistent with its recommendations. Although MAMC, for the most part, will rely on ISS to vote Client securities, MAMC intends to keep apprised of the various proxy issues. When MAMC disagrees with ISS' recommendations or believes that its Clients' interests are better served by an alternative position on the proxies, it may deviate from ISS' recommendations as a matter of general policy or on specific proxy proposals. In instances in which MAMC does not follow ISS' recommendation, MAMC intends to provide and document the rationale for this decision. MAMC does not expect, however, to deviate frequently from ISS' recommendations.

  In instances in which MAMC deviates from ISS' recommendations, MAMC will follow the procedures generally set out below.

  CONSIDERATION GIVEN MANAGEMENT RECOMMENDATIONS. One of the primary factors MAMC considers when determining the desirability of investing in a particular company is the quality and depth of its management. As a result, if MAMC determines, on behalf of a Client, to make an investment in a company, it generally believes that the company's management should be entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning -- subject to the oversight of the company's board of directors. For this reason, MAMC believes that the recommendations of management of a company should, on most issues, be given weight in determining how proxies should be voted. MAMC may not, however, support the position of a company's management in any situation where MAMC believes that a particular proxy proposal may adversely affect the investment merits of owning stock in that company.

  ADMINISTRATION. [Morris Mark], the [President] and the principal [portfolio manager] of MAMC, is responsible for establishing positions with respect to corporate governance and other proxy issues, including those involving social responsibility issues. Mr. Mark and other employees of MAMC, including Mr. John Wilkens, Chief Financial Officer, review questions and respond to inquiries from Clients pertaining to proxy issues. Mr. Mark has the [primary] responsibility to vote proxies on behalf of Clients. In his absence, [Mr. John Wilkens] may also vote Client proxies.

  MEETING NOTIFICATION. MAMC utilizes ISS' voting agent services to notify it of upcoming shareholder meetings for portfolio companies held in Client accounts and to transmit votes to the various custodian banks of Clients. ISS tracks and reconciles MAMC's Clients' holdings against incoming proxy ballots. If ballots do not arrive on time, ISS procures them from the appropriate custodian or proxy distribution agent. Meeting and record date information is updated regularly, and transmitted to MAMC through ProxyMaster.com, an ISS web-based application. ISS is also responsible for maintaining copies of all proxy statements and to promptly provide such materials to MAMC upon request.

  VOTE DETERMINATION. ISS provides comprehensive summaries of proxy proposals (including social responsibility issues), publications discussing key proxy voting issues, and specific vote recommendations regarding portfolio company proxies to assist MAMC in its proxy voting process. The final authority and responsibility for proxy voting decisions remains with MAMC. Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the viewpoint of MAMC's clients.

  NO-VOTE DETERMINATION. MAMC may determine that it is not in the Clients' best interests to submit any vote on proxies associated with Clients securities. This position may be taken for any number of reasons, including, among others, the fact that the securities are foreign securities or that the cost, time or effort involved in voting the securities would not, in MAMC's sole discretion, serve the best interests of its Clients. In instances in which MAMC does not expect to vote Client securities, MAMC intends to provide and document the rationale for this decision.

The registrant has delegated voting of proxies in respect of portfolio holdings to UBS Aspen Management, L.L.C., the registrant's investment adviser (the "Adviser"), and proxy voting decisions for the Adviser's clients are made by officers, members or employees of Mark Advisors, L.L.C. and its affiliates ("MALLC"), a member of the Adviser. These individuals are not associated with UBS Fund Advisor, L.L.C., the managing member of the Adviser. MALLC has adopted its own proxy voting policies and procedures that govern its proxy voting activities.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               UBS Aspen Fund L.L.C.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Richard Sipes
                         ------------------------------------------------
                           Richard Sipes, Principal Executive Officer

Date     February 28, 2005
    ---------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Richard Sipes
                         ------------------------------------------------
                           Richard Sipes, Principal Executive Officer

Date     February 28, 2005
    ---------------------------------------------------------------------


By (Signature and Title)*  /s/ Michael Mascis
                         ------------------------------------------------
                           Michael Mascis, Chief Financial Officer
                           (principal financial officer)

Date     February 28, 2005
    ---------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.